Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 9) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest expense from bank borrowings and overdrafts		$ (1,707)	$ (1,650)	$ (1,847)
Interest expense from bonds		(55,887)	(49,373)	(55,563)
Interest expense from loans		(3,093)	(2,002)	(4,419)
Capitalized interest expenses		5,021	4,382	5,406
Financial Expenses For Site Closure		(960)	0	0
Other finance costs		(3,288)	(1,481)	(1,075)
Total	$ (50,124)	$ (59,914)	$ (50,124)	$ (57,498)